COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Inventories at the beginning of the year	$ 205	$ 173	$ 155
Plus: Charges of the year
Purchases of inventories, energy and gas	450	411	502
Salaries and social security charges	90	85	79
Employees benefits	19	17	15
Defined benefit plans	8	8	5
Works contracts, fees and compensation for services	128	111	97
Property, plant and equipment depreciation	328	254	202
Intangible assets amortization	4	5	1
Right-of-use assets amortization	2	1	3
Energy transportation	12	9	8
Transportation and freights	21	20	16
Consumption of materials	28	27	30
Penalties	1	2	1
Maintenance	61	47	61
Canons and royalties	97	92	89
Environmental control	6	4	5
Rental and insurance	27	31	31
Surveillance and security	6	5	4
Taxes, rates and contributions	6	7	5
Other	3	3	3
Total charges of the year	1,297	1,139	1,157
Less: Inventories at the end of the year	(223)	(205)	(173)
Total cost of sales	$ 1,279	$ 1,107	$ 1,139